Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Entity Central Index Key	0001595386
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2024
Document Effective Date	Feb. 28, 2024
Prospectus Date	Feb. 28, 2024
Invesco Agriculture Commodity Strategy No K-1 ETF | Invesco Agriculture Commodity Strategy No K-1 ETF
Prospectus:
Trading Symbol	PDBA
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Prospectus:
Trading Symbol	EVMT
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Prospectus:
Trading Symbol	PDBC